Summary of Significant Accounting Policies - Risk of concentrations of credit, significant customers and significant suppliers (Details) - Evolv Technologies Holdings, Inc.	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Total revenue | Customer concentration risk | Customer Representing More Than Ten Percentage
Concentration Risk [Line Items]
Concentration risk, percentage					10.70%	59.50%
Total revenue | Customer concentration risk | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage					10.70%
Total revenue | Customer concentration risk | Customer B
Concentration Risk [Line Items]
Concentration risk, percentage						26.60%
Total revenue | Customer concentration risk | Customer C
Concentration Risk [Line Items]
Concentration risk, percentage						21.70%
Total revenue | Customer concentration risk | Customer D
Concentration Risk [Line Items]
Concentration risk, percentage						11.20%
Total revenue | Credits Concentration Risk [Member] | Customer Representing More Than Ten Percentage
Concentration Risk [Line Items]
Concentration risk, percentage	17.00%	11.00%	14.00%	11.00%
Total revenue | Credits Concentration Risk [Member] | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage		11.00%		11.00%
Total revenue | Credits Concentration Risk [Member] | Customer B
Concentration Risk [Line Items]
Concentration risk, percentage	17.00%
Total revenue | Credits Concentration Risk [Member] | Customer H
Concentration Risk [Line Items]
Concentration risk, percentage			14.00%
Accounts receivable | Credits Concentration Risk [Member] | Customer Representing More Than Ten Percentage
Concentration Risk [Line Items]
Concentration risk, percentage			30.10%		47.20%
Accounts receivable | Credits Concentration Risk [Member] | Customer B
Concentration Risk [Line Items]
Concentration risk, percentage			11.80%
Accounts receivable | Credits Concentration Risk [Member] | Customer C
Concentration Risk [Line Items]
Concentration risk, percentage			18.30%
Accounts receivable | Credits Concentration Risk [Member] | Customer D
Concentration Risk [Line Items]
Concentration risk, percentage					23.80%
Accounts receivable | Credits Concentration Risk [Member] | Customer E
Concentration Risk [Line Items]
Concentration risk, percentage					23.40%